Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS VARIABLE INSURANCE TRUST III
Entity Central Index Key	0001065698
Document Period End Date	Jun. 30, 2024
C000052149 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Mid Cap Value Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Net Assets	$ 509,405,436
Holdings Count | Holding	146
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	509,405,436	Portfolio Turnover (%):	13
Total Number of Holdings:	146
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
GICS equity sectors
Financials	18.3%
Industrials	18.2%
Materials	9.8%
Consumer Discretionary	9.5%
Health Care	7.7%
Utilities	7.5%
Information Technology	7.3%
Real Estate	6.9%
Energy	6.3%
Consumer Staples	5.9%
Communication Services	0.7%
Top ten holdings
Hartford Financial Services Group, Inc.	1.6%
Diamondback Energy, Inc.	1.3%
PG&E Corp.	1.3%
Cencora, Inc.	1.2%
Targa Resources Corp.	1.2%
Raymond James Financial, Inc.	1.1%
Extra Space Storage, Inc., REIT	1.1%
Universal Health Services, Inc.	1.1%
M&T Bank Corp.	1.1%
LKQ Corp.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Hartford Financial Services Group, Inc.	1.6%
Diamondback Energy, Inc.	1.3%
PG&E Corp.	1.3%
Cencora, Inc.	1.2%
Targa Resources Corp.	1.2%
Raymond James Financial, Inc.	1.1%
Extra Space Storage, Inc., REIT	1.1%
Universal Health Services, Inc.	1.1%
M&T Bank Corp.	1.1%
LKQ Corp.	1.0%

C000052150 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Mid Cap Value Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	1.03%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
Net Assets	$ 509,405,436
Holdings Count | Holding	146
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	509,405,436	Portfolio Turnover (%):	13
Total Number of Holdings:	146
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
GICS equity sectors
Financials	18.3%
Industrials	18.2%
Materials	9.8%
Consumer Discretionary	9.5%
Health Care	7.7%
Utilities	7.5%
Information Technology	7.3%
Real Estate	6.9%
Energy	6.3%
Consumer Staples	5.9%
Communication Services	0.7%
Top ten holdings
Hartford Financial Services Group, Inc.	1.6%
Diamondback Energy, Inc.	1.3%
PG&E Corp.	1.3%
Cencora, Inc.	1.2%
Targa Resources Corp.	1.2%
Raymond James Financial, Inc.	1.1%
Extra Space Storage, Inc., REIT	1.1%
Universal Health Services, Inc.	1.1%
M&T Bank Corp.	1.1%
LKQ Corp.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Hartford Financial Services Group, Inc.	1.6%
Diamondback Energy, Inc.	1.3%
PG&E Corp.	1.3%
Cencora, Inc.	1.2%
Targa Resources Corp.	1.2%
Raymond James Financial, Inc.	1.1%
Extra Space Storage, Inc., REIT	1.1%
Universal Health Services, Inc.	1.1%
M&T Bank Corp.	1.1%
LKQ Corp.	1.0%

C000021901 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Global Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$44	0.90%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%
Net Assets	$ 163,533,248
Holdings Count | Holding	51
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	163,533,248	Portfolio Turnover (%):	23
Total Number of Holdings:	51
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Prologis, Inc., REIT	8.7%
Equinix, Inc., REIT	5.9%
Goodman Group, REIT	5.1%
Extra Space Storage, Inc., REIT	4.5%
Mid-America Apartment Communities, Inc., REIT	3.9%
Digital Realty Trust, Inc., REIT	3.5%
Equity Lifestyle Properties, Inc., REIT	3.5%
Mitsui Fudosan Co. Ltd.	3.4%
Ventas, Inc., REIT	2.8%
Sun Communities, Inc., REIT	2.7%
Issuer country weightings
United States	66.8%
United Kingdom	8.3%
Japan	7.5%
Australia	6.7%
Singapore	2.7%
Germany	2.0%
Canada	1.7%
Spain	1.2%
Hong Kong	1.2%
Other Countries	1.9%

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	8.7%
Equinix, Inc., REIT	5.9%
Goodman Group, REIT	5.1%
Extra Space Storage, Inc., REIT	4.5%
Mid-America Apartment Communities, Inc., REIT	3.9%
Digital Realty Trust, Inc., REIT	3.5%
Equity Lifestyle Properties, Inc., REIT	3.5%
Mitsui Fudosan Co. Ltd.	3.4%
Ventas, Inc., REIT	2.8%
Sun Communities, Inc., REIT	2.7%

C000021902 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Global Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.15%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.15%
Net Assets	$ 163,533,248
Holdings Count | Holding	51
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	163,533,248	Portfolio Turnover (%):	23
Total Number of Holdings:	51
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Prologis, Inc., REIT	8.7%
Equinix, Inc., REIT	5.9%
Goodman Group, REIT	5.1%
Extra Space Storage, Inc., REIT	4.5%
Mid-America Apartment Communities, Inc., REIT	3.9%
Digital Realty Trust, Inc., REIT	3.5%
Equity Lifestyle Properties, Inc., REIT	3.5%
Mitsui Fudosan Co. Ltd.	3.4%
Ventas, Inc., REIT	2.8%
Sun Communities, Inc., REIT	2.7%
Issuer country weightings
United States	66.8%
United Kingdom	8.3%
Japan	7.5%
Australia	6.7%
Singapore	2.7%
Germany	2.0%
Canada	1.7%
Spain	1.2%
Hong Kong	1.2%
Other Countries	1.9%

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	8.7%
Equinix, Inc., REIT	5.9%
Goodman Group, REIT	5.1%
Extra Space Storage, Inc., REIT	4.5%
Mid-America Apartment Communities, Inc., REIT	3.9%
Digital Realty Trust, Inc., REIT	3.5%
Equity Lifestyle Properties, Inc., REIT	3.5%
Mitsui Fudosan Co. Ltd.	3.4%
Ventas, Inc., REIT	2.8%
Sun Communities, Inc., REIT	2.7%

C000052151 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Limited Maturity Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Limited Maturity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 297,173,578
Holdings Count | Holding	298
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	297,173,578	Average Effective Maturity (yrs):	2.2
Total Number of Holdings:	298	Average Effective Duration (yrs):	2.1
Portfolio Turnover (%):	17
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Fixed Income	98.2%
Money Market Funds	1.8%
Composition including fixed income credit quality
AAA	10.0%
AA	9.2%
A	22.6%
BBB	29.6%
BB	0.2%
U.S. Government	25.5%
Federal Agencies	1.1%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]	Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
C000052152 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Limited Maturity Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Limited Maturity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Net Assets	$ 297,173,578
Holdings Count | Holding	298
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	297,173,578	Average Effective Maturity (yrs):	2.2
Total Number of Holdings:	298	Average Effective Duration (yrs):	2.1
Portfolio Turnover (%):	17
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Fixed Income	98.2%
Money Market Funds	1.8%
Composition including fixed income credit quality
AAA	10.0%
AA	9.2%
A	22.6%
BBB	29.6%
BB	0.2%
U.S. Government	25.5%
Federal Agencies	1.1%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]	Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
C000068444 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Growth Allocation Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Initial Class	$2	0.04%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 2	[1]
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 291,556,289
Holdings Count | Holding	18
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 6/30/24
Net Assets ($):	291,556,289	Portfolio Turnover (%):	4
Total Number of Holdings:	18

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Series	11.0%
MFS Growth Series	10.2%
MFS Research International Portfolio	10.0%
MFS Research Series	9.3%
MFS Mid Cap Growth Series	9.0%
MFS Mid Cap Value Portfolio	9.0%
MFS Global Real Estate Portfolio	5.0%
MFS High Yield Portfolio	5.0%
MFS International Growth Portfolio	5.0%
MFS International Intrinsic Value Portfolio	5.0%
MFS Inflation-Adjusted Bond Portfolio	4.9%
MFS Total Return Bond Series	4.3%
MFS Global Governments Portfolio	4.0%
MFS Institutional Money Market Portfolio	2.3%
MFS New Discovery Series	2.0%
MFS New Discovery Value Portfolio	2.0%
MFS Emerging Markets Equity Portfolio	1.0%
MFS Limited Maturity Portfolio	1.0%

C000068445 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Growth Allocation Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Service Class	$15	0.29%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 15	[2]
Expense Ratio, Percent	0.29%	[2]
Net Assets	$ 291,556,289
Holdings Count | Holding	18
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 6/30/24
Net Assets ($):	291,556,289	Portfolio Turnover (%):	4
Total Number of Holdings:	18

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Series	11.0%
MFS Growth Series	10.2%
MFS Research International Portfolio	10.0%
MFS Research Series	9.3%
MFS Mid Cap Growth Series	9.0%
MFS Mid Cap Value Portfolio	9.0%
MFS Global Real Estate Portfolio	5.0%
MFS High Yield Portfolio	5.0%
MFS International Growth Portfolio	5.0%
MFS International Intrinsic Value Portfolio	5.0%
MFS Inflation-Adjusted Bond Portfolio	4.9%
MFS Total Return Bond Series	4.3%
MFS Global Governments Portfolio	4.0%
MFS Institutional Money Market Portfolio	2.3%
MFS New Discovery Series	2.0%
MFS New Discovery Value Portfolio	2.0%
MFS Emerging Markets Equity Portfolio	1.0%
MFS Limited Maturity Portfolio	1.0%

C000068442 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ModerateAllocation Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Moderate Allocation Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Initial Class	$1	0.02%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 1	[3]
Expense Ratio, Percent	0.02%	[3]
Net Assets	$ 949,440,776
Holdings Count | Holding	18
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 6/30/24
Net Assets ($):	949,440,776	Portfolio Turnover (%):	0
Total Number of Holdings:	18

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	11.3%
MFS Government Securities Portfolio	9.3%
MFS Value Series	9.0%
MFS Growth Series	8.2%
MFS Research International Portfolio	7.9%
MFS Research Series	7.3%
MFS Mid Cap Growth Series	7.0%
MFS Mid Cap Value Portfolio	7.0%
MFS High Yield Portfolio	5.1%
MFS Global Governments Portfolio	5.0%
MFS Inflation-Adjusted Bond Portfolio	4.9%
MFS Global Real Estate Portfolio	3.0%
MFS Limited Maturity Portfolio	3.0%
MFS International Growth Portfolio	3.0%
MFS Institutional Money Market Portfolio	3.0%
MFS International Intrinsic Value Portfolio	3.0%
MFS New Discovery Series	1.5%
MFS New Discovery Value Portfolio	1.5%

C000068443 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ModerateAllocation Portfolio
Class Name	Service class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Moderate Allocation Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Service Class	$14	0.27%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 14	[4]
Expense Ratio, Percent	0.27%	[4]
Net Assets	$ 949,440,776
Holdings Count | Holding	18
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 6/30/24
Net Assets ($):	949,440,776	Portfolio Turnover (%):	0
Total Number of Holdings:	18

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	11.3%
MFS Government Securities Portfolio	9.3%
MFS Value Series	9.0%
MFS Growth Series	8.2%
MFS Research International Portfolio	7.9%
MFS Research Series	7.3%
MFS Mid Cap Growth Series	7.0%
MFS Mid Cap Value Portfolio	7.0%
MFS High Yield Portfolio	5.1%
MFS Global Governments Portfolio	5.0%
MFS Inflation-Adjusted Bond Portfolio	4.9%
MFS Global Real Estate Portfolio	3.0%
MFS Limited Maturity Portfolio	3.0%
MFS International Growth Portfolio	3.0%
MFS Institutional Money Market Portfolio	3.0%
MFS International Intrinsic Value Portfolio	3.0%
MFS New Discovery Series	1.5%
MFS New Discovery Value Portfolio	1.5%

C000068454 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Inflation-AdjustedBond Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Inflation-Adjusted Bond Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$28	0.58%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.58%
Net Assets	$ 165,495,769
Holdings Count | Holding	85
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	165,495,769	Average Effective Maturity (yrs):	10.6
Total Number of Holdings:	85	Average Effective Duration (yrs):	9.6
Portfolio Turnover (%):	27
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Issuer country weightings
United States	51.2%
United Kingdom	20.5%
Italy	10.1%
Spain	6.5%
Canada	4.6%
Japan	2.6%
Australia	1.5%
France	1.4%
Germany	0.9%
Other Countries	0.7%
Composition including fixed income credit quality
AAA	9.1%
AA	22.3%
A	4.5%
BBB	15.3%
U.S. Government	45.3%
Federal Agencies	0.9%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]	Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
C000068455 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Inflation-AdjustedBond Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Inflation-Adjusted Bond Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$41	0.83%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
Net Assets	$ 165,495,769
Holdings Count | Holding	85
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	165,495,769	Average Effective Maturity (yrs):	10.6
Total Number of Holdings:	85	Average Effective Duration (yrs):	9.6
Portfolio Turnover (%):	27
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Issuer country weightings
United States	51.2%
United Kingdom	20.5%
Italy	10.1%
Spain	6.5%
Canada	4.6%
Japan	2.6%
Australia	1.5%
France	1.4%
Germany	0.9%
Other Countries	0.7%
Composition including fixed income credit quality
AAA	9.1%
AA	22.3%
A	4.5%
BBB	15.3%
U.S. Government	45.3%
Federal Agencies	0.9%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]	Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
C000021905 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®Small Cap Equity Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Blended Research Small Cap Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
Net Assets	$ 81,406,178
Holdings Count | Holding	179
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	81,406,178	Portfolio Turnover (%):	35
Total Number of Holdings:	179
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
GICS equity sectors
Health Care	16.0%
Financials	15.8%
Industrials	15.6%
Information Technology	15.1%
Consumer Discretionary	11.6%
Energy	6.9%
Real Estate	6.7%
Materials	4.8%
Communication Services	2.8%
Consumer Staples	2.4%
Utilities	1.3%
Top ten holdings
e.l.f. Beauty, Inc.	1.8%
Grand Canyon Education, Inc.	1.6%
APi Group, Inc.	1.6%
Prestige Consumer Healthcare, Inc.	1.6%
Verint Systems, Inc.	1.6%
Axcelis Technologies, Inc.	1.5%
Encompass Health Corp.	1.5%
Element Solutions, Inc.	1.5%
Organon & Co.	1.5%
Skechers USA, Inc., "A"	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
e.l.f. Beauty, Inc.	1.8%
Grand Canyon Education, Inc.	1.6%
APi Group, Inc.	1.6%
Prestige Consumer Healthcare, Inc.	1.6%
Verint Systems, Inc.	1.6%
Axcelis Technologies, Inc.	1.5%
Encompass Health Corp.	1.5%
Element Solutions, Inc.	1.5%
Organon & Co.	1.5%
Skechers USA, Inc., "A"	1.5%

C000021906 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®Small Cap Equity Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Blended Research Small Cap Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Net Assets	$ 81,406,178
Holdings Count | Holding	179
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	81,406,178	Portfolio Turnover (%):	35
Total Number of Holdings:	179
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
GICS equity sectors
Health Care	16.0%
Financials	15.8%
Industrials	15.6%
Information Technology	15.1%
Consumer Discretionary	11.6%
Energy	6.9%
Real Estate	6.7%
Materials	4.8%
Communication Services	2.8%
Consumer Staples	2.4%
Utilities	1.3%
Top ten holdings
e.l.f. Beauty, Inc.	1.8%
Grand Canyon Education, Inc.	1.6%
APi Group, Inc.	1.6%
Prestige Consumer Healthcare, Inc.	1.6%
Verint Systems, Inc.	1.6%
Axcelis Technologies, Inc.	1.5%
Encompass Health Corp.	1.5%
Element Solutions, Inc.	1.5%
Organon & Co.	1.5%
Skechers USA, Inc., "A"	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
e.l.f. Beauty, Inc.	1.8%
Grand Canyon Education, Inc.	1.6%
APi Group, Inc.	1.6%
Prestige Consumer Healthcare, Inc.	1.6%
Verint Systems, Inc.	1.6%
Axcelis Technologies, Inc.	1.5%
Encompass Health Corp.	1.5%
Element Solutions, Inc.	1.5%
Organon & Co.	1.5%
Skechers USA, Inc., "A"	1.5%

C000068440 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ConservativeAllocation Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Conservative Allocation Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Initial Class	$2	0.04%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 2	[5]
Expense Ratio, Percent	0.04%	[5]
Net Assets	$ 265,879,798
Holdings Count | Holding	18
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 6/30/24
Net Assets ($):	265,879,798	Portfolio Turnover (%):	1
Total Number of Holdings:	18

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	15.3%
MFS Limited Maturity Portfolio	11.1%
MFS Inflation-Adjusted Bond Portfolio	9.9%
MFS Government Securities Portfolio	9.3%
MFS Global Governments Portfolio	8.0%
MFS Research Series	6.3%
MFS Value Series	6.0%
MFS Growth Series	5.2%
MFS High Yield Portfolio	5.0%
MFS Research International Portfolio	4.9%
MFS Mid Cap Growth Series	4.0%
MFS Mid Cap Value Portfolio	4.0%
MFS Institutional Money Market Portfolio	3.0%
MFS Global Real Estate Portfolio	2.0%
MFS International Growth Portfolio	2.0%
MFS International Intrinsic Value Portfolio	2.0%
MFS New Discovery Series	1.0%
MFS New Discovery Value Portfolio	1.0%

C000068441 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ConservativeAllocation Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Conservative Allocation Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Service Class	$15	0.29%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 15	[6]
Expense Ratio, Percent	0.29%	[6]
Net Assets	$ 265,879,798
Holdings Count | Holding	18
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 6/30/24
Net Assets ($):	265,879,798	Portfolio Turnover (%):	1
Total Number of Holdings:	18

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	15.3%
MFS Limited Maturity Portfolio	11.1%
MFS Inflation-Adjusted Bond Portfolio	9.9%
MFS Government Securities Portfolio	9.3%
MFS Global Governments Portfolio	8.0%
MFS Research Series	6.3%
MFS Value Series	6.0%
MFS Growth Series	5.2%
MFS High Yield Portfolio	5.0%
MFS Research International Portfolio	4.9%
MFS Mid Cap Growth Series	4.0%
MFS Mid Cap Value Portfolio	4.0%
MFS Institutional Money Market Portfolio	3.0%
MFS Global Real Estate Portfolio	2.0%
MFS International Growth Portfolio	2.0%
MFS International Intrinsic Value Portfolio	2.0%
MFS New Discovery Series	1.0%
MFS New Discovery Value Portfolio	1.0%

C000068446 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New DiscoveryValue Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS New Discovery Value Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Net Assets	$ 48,652,485
Holdings Count | Holding	127
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	48,652,485	Portfolio Turnover (%):	19
Total Number of Holdings:	127
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	97.4%
Money Market Funds	2.6%
GICS equity sectors
Financials	20.6%
Industrials	17.9%
Consumer Discretionary	12.1%
Materials	10.1%
Real Estate	8.7%
Energy	7.9%
Information Technology	7.2%
Utilities	5.5%
Health Care	5.3%
Consumer Staples	2.1%
Top ten holdings
ACI Worldwide, Inc.	1.6%
Portland General Electric Co.	1.4%
Air Lease Corp.	1.3%
NorthWestern Corp.	1.3%
Element Solutions, Inc.	1.3%
Permian Resources Corp.	1.2%
Prosperity Bancshares, Inc.	1.2%
LKQ Corp.	1.2%
National Storage Affiliates Trust, REIT	1.2%
Plains GP Holdings LP	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
ACI Worldwide, Inc.	1.6%
Portland General Electric Co.	1.4%
Air Lease Corp.	1.3%
NorthWestern Corp.	1.3%
Element Solutions, Inc.	1.3%
Permian Resources Corp.	1.2%
Prosperity Bancshares, Inc.	1.2%
LKQ Corp.	1.2%
National Storage Affiliates Trust, REIT	1.2%
Plains GP Holdings LP	1.2%

C000068447 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New DiscoveryValue Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS New Discovery Value Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.13%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.13%
Net Assets	$ 48,652,485
Holdings Count | Holding	127
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	48,652,485	Portfolio Turnover (%):	19
Total Number of Holdings:	127
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	97.4%
Money Market Funds	2.6%
GICS equity sectors
Financials	20.6%
Industrials	17.9%
Consumer Discretionary	12.1%
Materials	10.1%
Real Estate	8.7%
Energy	7.9%
Information Technology	7.2%
Utilities	5.5%
Health Care	5.3%
Consumer Staples	2.1%
Top ten holdings
ACI Worldwide, Inc.	1.6%
Portland General Electric Co.	1.4%
Air Lease Corp.	1.3%
NorthWestern Corp.	1.3%
Element Solutions, Inc.	1.3%
Permian Resources Corp.	1.2%
Prosperity Bancshares, Inc.	1.2%
LKQ Corp.	1.2%
National Storage Affiliates Trust, REIT	1.2%
Plains GP Holdings LP	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
ACI Worldwide, Inc.	1.6%
Portland General Electric Co.	1.4%
Air Lease Corp.	1.3%
NorthWestern Corp.	1.3%
Element Solutions, Inc.	1.3%
Permian Resources Corp.	1.2%
Prosperity Bancshares, Inc.	1.2%
LKQ Corp.	1.2%
National Storage Affiliates Trust, REIT	1.2%
Plains GP Holdings LP	1.2%

[1]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[2]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[3]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[4]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[5]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[6]	Expenses are direct expenses and do not include underlying fund fees and expenses.